Derivative Financial Instruments - Summary of net derivatives (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Assets:
Non-current assets	$ 54,393	$ 28,439
Current assets	75,622	33,759
Total assets	130,015	62,198
Liabilities:
Non-current liabilities	(594,793)	(608,869)
Current liabilities	(168,369)	(163,676)
Total liabilities	(763,162)	(772,545)
Net assets (liabilities) - non-current	(540,400)	(580,430)
Net assets (liabilities) - current	(92,747)	(129,917)
Total net assets (liabilities)	$ (633,147)	$ (710,347)